Property, plant and equipment (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Property, plant and equipment
Impairment loss	kr 0		kr 0		kr 0
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	14,855	[1]	12,081		14,672
Property, plant and equipment at end of period	kr 13,650		14,855	[1]	12,081
Plant and machinery
Property, plant and equipment
Useful lives of asset (in years)	5 years
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	kr 14,855
Depreciation for the year	3,941		3,883
Property, plant and equipment at end of period	13,650		14,855
Depreciation for the financial year has been charged as:
Research and development expenses	3,941		3,883
Administrative expenses	0		0
Total	3,941		3,883
Plant and machinery | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	53,629		47,170
Adjustment to prior year			0
Additions	2,748		6,657
Retirements	(832)		(198)
Property, plant and equipment at end of period	55,545		53,629		47,170
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	38,774		35,089
Depreciation for the year	3,941		3,883
Retirements	(820)		(198)
Property, plant and equipment at end of period	41,895		38,774		35,089
Depreciation for the financial year has been charged as:
Total	3,941		3,883
Other fixtures and fittings
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	953
Depreciation for the year	449		685
Property, plant and equipment at end of period	1,794		953
Depreciation for the financial year has been charged as:
Research and development expenses	382		569
Administrative expenses	67		116
Total	449		685
Other fixtures and fittings | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,382		3,612
Adjustment to prior year			286
Additions	1,290		484
Retirements	(542)		0
Property, plant and equipment at end of period	5,130		4,382		3,612
Other fixtures and fittings | Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	3,429		2,458
Depreciation for the year	449		685
Retirements	(542)		0
Property, plant and equipment at end of period	3,336		3,429		2,458
Depreciation for the financial year has been charged as:
Total	kr 449		685
Other fixtures and fittings | Minimum
Property, plant and equipment
Useful lives of asset (in years)	3 years
Other fixtures and fittings | Maximum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Leasehold improvements
Property, plant and equipment
Useful lives of asset (in years)	5 years
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	kr 304
Depreciation for the year	118		189
Property, plant and equipment at end of period	186		304
Depreciation for the financial year has been charged as:
Research and development expenses	100		157
Administrative expenses	18		32
Total	118		189
Leasehold improvements | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	10,800		10,715
Adjustment to prior year			0
Additions	0		85
Retirements	0		0
Property, plant and equipment at end of period	10,800		10,800		10,715
Leasehold improvements | Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	10,496		10,307
Depreciation for the year	118		189
Retirements	0		0
Property, plant and equipment at end of period	10,614		10,496		kr 10,307
Depreciation for the financial year has been charged as:
Total	kr 118		kr 189

[1]	See note 1 to the consolidated financial statements.